SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income before income taxes:
PRC	$ 1,443,691	$ 507,899
Outside of PRC
Total	$ 1,443,432	$ 507,899